Administrative Services Agreement (Details Textual) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Mason Resource [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 0.2